Nature and Continuance of Operations (Details Narrative) - CAD ($)	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Nature And Continuance Of Operations
Cash and cash equivalents	$ 72,373	$ 67,205	$ 225,910	$ 306,398